CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock Class A Common Stock	Common Stock Class B ordinary share Sponsor	Common Stock Class B ordinary share	Additional Paid-in Capital Sponsor	Additional Paid-in Capital	Accumulated Deficit	Sponsor	Total
Balance at the beginning at Aug. 19, 2020	$ 0		$ 0		$ 0	$ 0		$ 0
Balance at the beginning (in shares) at Aug. 19, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares		$ 575		$ 24,425			$ 25,000
Issuance of shares (in shares)		5,750,000
Accretion of Class A ordinary shares to redemption amount					(24,425)	(26,643,676)		(26,668,101)
Net income (loss)						(12,971,424)		(12,971,424)
Balance at the end at Dec. 31, 2020	$ 0		$ 575		0	(39,615,100)		(39,614,525)
Balance at the end (in shares) at Dec. 31, 2020	0		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount						(25,000)		(25,000)
Net income (loss)						3,202,748		3,202,748
Balance at the end at Dec. 31, 2021	$ 0		$ 575		$ 0	$ (36,437,352)		$ (36,436,777)
Balance at the end (in shares) at Dec. 31, 2021	0		5,750,000